Pioneer Core
Equity Fund

Schedule of Investments | September 30, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	PIOTX PCOTX PCEKX CERPX PVFYX

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 99.6%
		COMMON STOCKS - 99.6% of Net Assets
		Aerospace & Defense - 1.0%
475,670		Spirit AeroSystems Holdings, Inc.	$21,019,857
		Total Aerospace & Defense	$21,019,857
		Automobiles - 1.3%
525,500	(a)	General Motors Co.	$27,699,105
		Total Automobiles	$27,699,105
		Banks - 9.8%
2,357,327		Bank of America Corp.	$100,068,531
223,055		M&T Bank Corp.	33,311,034
1,466,845		Wells Fargo & Co.	68,076,276
		Total Banks	$201,455,841
		Beverages - 3.2%
92,798		Constellation Brands, Inc.	$19,551,611
303,977		PepsiCo., Inc.	45,721,180
		Total Beverages	$65,272,791
		Capital Market - 1.6%
170,386		CME Group, Inc.	$32,949,245
		Total Capital Market	$32,949,245
		Chemical - 1.0%
211,066		LyondellBasell Industries NV	$19,808,544
		Total Chemical	$19,808,544
		Communication Equipment - 2.4%
212,507		Motorola Solutions, Inc.	$49,369,626
		Total Communication Equipment	$49,369,626
		Consumer Discretionary - 2.4%
81,800	(a)	O'Reilly Automotive, Inc.	$49,984,708
		Total Consumer Discretionary	$49,984,708
		Container & Packaging - 1.0%
203,780		Crown Holdings, Inc.	$20,536,948
		Total Container & Packaging	$20,536,948
		Electric Utility - 1.5%
370,284		American Electric Power Co., Inc.	$30,059,655
		Total Electric Utility	$30,059,655
		Electrical Equipment - 1.8%
243,731		Eaton Corp. Plc	$36,391,476
		Total Electrical Equipment	$36,391,476
		Electronic Equipment, Instrument & Component - 1.8%
205,007		CDW Corp.	$37,315,374
		Total Electronic Equipment, Instrument & Component	$37,315,374
		Energy Equipment & Service - 2.5%
1,756,664		Schlumberger, Ltd.	$52,067,521
		Total Energy Equipment & Service	$52,067,521
		Entertainment - 2.9%
349,526	(a)	Walt Disney Co.	$59,129,313
		Total Entertainment	$59,129,313
		Equity Real Estate Investment Trusts (REITs) - 1.6%
125,613		Crown Castle International Corp.	$21,771,245
433,429		Outfront Media, Inc.	10,922,411
		Total Equity Real Estate Investment Trusts (REITs)	$32,693,656
		Health Care - 4.5%
686,481		Gilead Sciences, Inc.	$47,950,698
1,056,680		Pfizer, Inc.	45,447,807
		Total Health Care	$93,398,505
		Health Care Equipment & Supplies - 5.8%
797,551	(a)	Boston Scientific Corp.	$34,605,738
158,238		Danaher Corp.	48,173,976
292,111		Medtronic Plc	36,616,114
		Total Health Care Equipment & Supplies	$119,395,828
		Health Care Providers & Service - 2.1%
116,334		Anthem, Inc.	$43,369,315
		Total Health Care Providers & Service	$43,369,315
		Information Technology - 2.8%
1,061,716		Cisco Systems, Inc.	$57,789,202
		Total Information Technology	$57,789,202
		Insurance - 2.9%
147,976		Chubb, Ltd.	$25,670,876
370,650		Progressive Corp.	33,503,054
		Total Insurance	$59,173,930
		Interactive Media & Services - 6.7%
44,045	(a)	Alphabet, Inc.	$117,755,188
274,669	(a)	Snap, Inc.	20,289,799
		Total Interactive Media & Services	$138,044,987
		Internet & Direct Marketing Retail - 5.6%
35,538	(a)	Amazon.com, Inc.	$116,743,752
		Total Internet & Direct Marketing Retail	$116,743,752

Schedule of Investments | 9/30/21 (unaudited)(continued)

Shares			Value
		IT Services - 5.0%
99,410		Accenture Plc	$31,803,247
402,012		Cognizant Technology Solutions Corp.	29,833,311
185,669		Visa, Inc.	41,357,770
		Total IT Services	$102,994,328
		Life Science Tool & Service - 1.2%
106,493	(a)	IQVIA Holdings, Inc.	$25,509,333
		Total Life Science Tool & Service	$25,509,333
		Machinery - 2.9%
86,320		Deere & Co.	$28,923,243
172,927		Stanley Black & Decker, Inc.	30,315,832
		Total Machinery	$59,239,075
		Media - 2.0%
56,783	(a)	Charter Communications, Inc.	$41,313,040
		Total Media	$41,313,040
		Personal Product - 1.1%
77,204		Estee Lauder Cos, Inc.	$23,155,796
		Total Personal Product	$23,155,796
		Road & Rail - 1.6%
139,671		Norfolk Southern Corp.	$33,416,287
		Total Road & Rail	$33,416,287
		Semiconductors & Semiconductor Equipment - 4.3%
497,864		Micron Technology, Inc.	$35,338,387
95,036		MKS Instruments, Inc.	14,341,883
311,277		QUALCOMM, Inc.	40,148,507
		Total Semiconductors & Semiconductor Equipment	$89,828,777
		Software - 10.0%
59,693	(a)	Adobe, Inc.	$34,366,454
148,088	(a)	Autodesk, Inc.	42,230,255
274,297		Microsoft Corp.	77,329,810
154,891	(a)	salesforce.com, Inc.	42,009,537
96,380	(a)	Zendesk, Inc.	11,217,668
		Total Software	$207,153,724
		Specialty Retail - 2.1%
381,543		TJX Cos., Inc.	$25,174,207
51,684	(a)	Ulta Beauty, Inc.	18,653,789
		Total Specialty Retail	$43,827,996
		Technology Hardware, Storage & Peripheral - 1.5%
2,164,448		Hewlett Packard Enterprise Co.	$30,843,384
		Total Technology Hardware, Storage & Peripheral	$30,843,384
		Textile, Apparel & Luxury Good - 0.8%
235,235		VF Corp.	$15,758,393
		Total Textile, Apparel & Luxury Good	$15,758,393
		Trading Company & Distributor - 0.9%
339,837	(a)	AerCap Holdings NV	$19,645,977
		Total Trading Company & Distributor	$19,645,977
		TOTAL COMMON STOCKS
		(Cost $1,577,516,269)	$2,056,355,289
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
		(Cost $1,577,516,269)	$2,056,355,289
		OTHER ASSETS AND LIABILITIES - 0.4%	$8,999,029
		NET ASSETS - 100.0%	$2,065,354,318

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,056,355,289	$ –	$ –	$ 2,056,355,289
Total Investments in Securities	$ 2,056,355,289	$ –	$ –	$ 2,056,355,289

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer Core Equity Fund | 9/30/21